Loss per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$ 305	$ (9,553)	$ 11,537	$ (21,468)
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,218)	(2,219)
Preferred share dividends Series D	(1,874)	(1,874)	(3,746)	(3,746)
Preferred share dividends Series E	(2,659)	(2,659)	(5,319)	(5,319)
Preferred share dividends Series F	(3,562)	(71)	(7,125)	(71)
Deemed dividend on Series B preferred shares	(2,750)	0	(2,750)	0
Net loss attributable to common stockholders of Tsakos Energy Navigation Limited	$ (12,649)	$ (16,266)	$ (11,621)	$ (34,823)
Denominator
Weighted average common shares outstanding	87,751,969	86,942,159	87,678,714	86,634,907
Basic and diluted loss per common share	$ (0.14)	$ (0.19)	$ (0.13)	$ (0.40)